STOCKHOLDERS' EQUITY (Details) - 2013 Warrants - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - 2013 Warrants [Line Items]
Warrants to purchase		100,000
Exercise Price (in Dollars per share)	$ 0.67
Series A [Member]
STOCKHOLDERS' EQUITY (Details) - 2013 Warrants [Line Items]
Stock Issued During Period, Shares, New Issues			973,000
Warrants to purchase			973,000
Sale of Stock, Price Per Share (in Dollars per share)			$ 1.00
Exercise Price (in Dollars per share)			$ 10.00